Equity Transactions	12 Months Ended
Dec. 31, 2017
Equity Transactions
Equity Transactions

4. Equity Transactions

        GasLog's offerings

        On April 7, 2015, GasLog completed a public offering of 4,600,000 Preference Shares (including 600,000 shares issued upon the exercise in full by the underwriters of their option to purchase additional Preference Shares), par value $0.01 per share, liquidation preference $25.00 per share, which priced at $25.00 per share. The net proceeds from the offering after deducting underwriting discounts, commissions and other offering expenses were $110,653.

        GasLog Partners' offerings

        On June 26, 2015, GasLog Partners completed a public offering of 7,500,000 common units at a public offering price of $23.90 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $171,831.

        On August 5, 2016, GasLog Partners completed a public offering of 2,750,000 common units at a public offering price of $19.50 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $52,299.

        On January 27, 2017, GasLog Partners completed an equity offering of 3,750,000 common units at a public offering price of $20.50 per unit. In addition, the option to purchase additional units was partially exercised by the underwriter on February 24, 2017, resulting in 120,000 additional units being sold at the same price. The aggregate net proceeds from this offering, including the partial exercise by the underwriter of the option to purchase additional units, after deducting underwriting discounts and other offering expenses were $78,197.

        On May 15, 2017, GasLog Partners completed a public offering of 5,750,000 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Preference Rate Units (the "Partnership's Series A Preference Units") (including 750,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership's Series A Preference Units), liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering after deducting underwriting discounts, commissions and other offering expenses were $138,804. The Partnership's Series A Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR A". The initial distribution on the Partnership's Series A Preference Units was paid on September 15, 2017.

        On May 16, 2017, GasLog Partners commenced an "at-the-market" common equity offering programme ("ATM Programme"), under which the Partnership may, from time to time, raise equity through the issuance and sale of new common units having an aggregate offering value of up to $100,000 in accordance with the terms of an equity distribution agreement, entered into on the same date. Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Credit Suisse Securities (USA) LLC and Morgan Stanley & Co. LLC have agreed to act as sales agents. From establishment of the ATM Programme through December 31, 2017, GasLog Partners had issued and received payment for 2,735,405 common units at a weighted average price of $22.97 per common unit for total net proceeds of $61,225. On November 3, 2017, the Partnership entered into the Amended and Restated Equity Distribution Agreement to increase the size of the ATM Programme to $144,040 and to include UBS Securities LLC as a sales agent.

        Additionally, on May 16, 2017 the subordination period on the subordinated units of GasLog Partners held by GasLog expired and consequently all 9,822,358 subordinated units of GasLog Partners converted into common units of GasLog Partners on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

        The balance of non-controlling interests as of December 31, 2016 and 2017 is as follows:

Non-controlling interests	2016	2017
As of January 1,	506,246	564,039
Net proceeds from the Partnership's equity offerings	52,299	278,226
Dividend declared and paid	(44,043)	(65,863)
Profit and total comprehensive income allocated to non-controlling interests	49,537	68,703

As of December 31,	564,039	845,105

        The profit allocation to non-controlling interests is based on the distribution policy for available cash stated in the Partnership Agreement and is illustrated in the table below:

	Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

Allocation of GasLog Partners' profit(*)	2016	2017
Partnership's profit attributable to:
Common unitholders	49,886	76,347
Subordinated unitholders	21,048	5,085
General partner	1,545	1,728
IDRs	4,791	3,208
Paid and accrued preference equity distributions	—	7,749

Total	77,270	94,117

Partnership's profit allocated to GasLog	27,733	25,414
Partnership's profit allocated to non-controlling interests	49,537	68,703

Total	77,270	94,117

*

Includes profits of GAS-seven Ltd., GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. for the period after their transfers to the Partnership on November 1, 2016, May 3, 2017, July 3, 2017 and October 20, 2017, respectively.